Earnings Per Share (Tables)	9 Months Ended
Jun. 30, 2024
Earnings per share [abstract]
Schedule of Calculation of Earnings Per Share

The calculation of earnings per share is as follows:

	Three months ended June 30,		Nine months ended June 30,
(In thousands of Euros, except share and per share information)	2024	2023	2024	2023
Weighted number of outstanding shares	187,827,437	182,721,369	187,522,182	182,721,369
Number of shares with dilutive effects	—	—	—	—
Weighted number of outstanding shares (diluted and undiluted)	187,827,437	182,721,369	187,522,182	182,721,369

Net profit attributable to ordinary shareholders	74,640	63,102	139,137	103,309
Basic	0.40	0.35	0.74	0.57
Diluted	0.40	0.35	0.74	0.57